Pension and Post-Retirement and Post-Employment Benefits - Components of Net Periodic Benefit Costs (Parenthetical) (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Pension costs	174	160
Pension costs charged to operations	81	72
Pension costs capitalized	93	88